Benefit Plans - Summary of Defined Benefit Plan, Plan Assets, Allocation (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation, Percentage	100.00%
Target Allocation		$ 4,756	$ 4,089
Common stock
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation, Percentage	35.00%
Target Allocation		1,562	1,748
Mutual funds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation, Percentage	25.00%
Target Allocation		2,202	856
Corporate/government bonds
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation, Percentage	40.00%
Target Allocation		982	1,473
Cash and cash equivalents
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation, Percentage	0.00%
Target Allocation		$ 10	$ 12